Quarterly Holdings Report
for

Fidelity Advisor® Diversified International Fund

July 31, 2020

ADIF-QTLY-0920
1.804845.116

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (000s)
Australia - 1.0%
Aristocrat Leisure Ltd.	152,190	$2,847
CSL Ltd.	53,013	10,230
Magellan Financial Group Ltd.	94,237	4,118

TOTAL AUSTRALIA		17,195

Bailiwick of Jersey - 0.9%
Experian PLC	307,400	10,738
Ferguson PLC	44,746	3,945

TOTAL BAILIWICK OF JERSEY		14,683

Belgium - 1.4%
Galapagos Genomics NV (a)	18,100	3,362
KBC Groep NV	199,280	11,362
UCB SA	66,100	8,475

TOTAL BELGIUM		23,199

Bermuda - 1.8%
China Gas Holdings Ltd.	683,400	2,055
Credicorp Ltd. (United States)	30,205	3,841
Haier Electronics Group Co. Ltd.	491,000	2,151
Hiscox Ltd.	366,273	3,747
IHS Markit Ltd.	127,688	10,308
Marvell Technology Group Ltd.	217,000	7,914

TOTAL BERMUDA		30,016

Canada - 2.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	358,600	12,462
Constellation Software, Inc.	7,400	8,753
Fairfax India Holdings Corp. (a)(b)	329,500	2,610
Franco-Nevada Corp.	53,800	8,599
Waste Connection, Inc. (Canada)	27,800	2,841
Wheaton Precious Metals Corp.	180,100	9,771

TOTAL CANADA		45,036

Cayman Islands - 3.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	69,200	17,371
Anta Sports Products Ltd.	532,000	5,045
Hansoh Pharmaceutical Group Co. Ltd. (a)(b)	350,000	1,513
JD.com, Inc. Class A	88,800	2,759
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	40,000	5,608
Tencent Holdings Ltd.	328,300	22,521
Zai Lab Ltd. ADR (a)	49,154	3,741

TOTAL CAYMAN ISLANDS		58,558

China - 0.9%
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (a)	41,500	535
Kweichow Moutai Co. Ltd. (A Shares)	43,976	10,580
Ping An Insurance Group Co. of China Ltd. (H Shares)	301,500	3,181

TOTAL CHINA		14,296

Denmark - 2.2%
DSV A/S	128,400	17,610
GN Store Nord A/S	44,100	2,689
ORSTED A/S (b)	104,100	14,837
Vestas Wind Systems A/S	14,100	1,807

TOTAL DENMARK		36,943

France - 7.9%
Amundi SA (b)	112,658	8,533
Capgemini SA	105,100	13,556
Dassault Systemes SA	31,600	5,736
Edenred SA	100,400	4,983
Legrand SA	98,400	7,612
LVMH Moet Hennessy Louis Vuitton SE	50,543	21,978
Pernod Ricard SA	60,800	10,456
Sanofi SA	253,855	26,654
Sartorius Stedim Biotech	5,600	1,741
SR Teleperformance SA	58,600	17,071
VINCI SA	89,900	7,737
Worldline SA (a)(b)	41,500	3,555

TOTAL FRANCE		129,612

Germany - 10.7%
adidas AG	60,809	16,754
Allianz SE	74,800	15,527
Bayer AG	177,426	11,787
Deutsche Borse AG	81,000	14,751
Deutsche Post AG	274,626	11,147
Hannover Reuck SE	58,300	9,848
Linde PLC	84,138	20,486
RWE AG	160,200	6,035
SAP SE	282,373	44,573
Scout24 AG (b)	20,300	1,756
Symrise AG	94,600	11,818
Vonovia SE	189,600	12,324

TOTAL GERMANY		176,806

Hong Kong - 1.9%
AIA Group Ltd.	2,798,600	25,235
Techtronic Industries Co. Ltd.	572,500	5,980

TOTAL HONG KONG		31,215

India - 3.4%
HDFC Bank Ltd.	811,942	11,199
Housing Development Finance Corp. Ltd.	398,687	9,483
Kotak Mahindra Bank Ltd.	457,540	8,341
Reliance Industries Ltd.	950,508	26,225
Reliance Industries Ltd. (a)	63,367	996

TOTAL INDIA		56,244

Indonesia - 0.8%
PT Bank Central Asia Tbk	3,981,200	8,528
PT Bank Rakyat Indonesia Tbk	23,653,400	5,138

TOTAL INDONESIA		13,666

Ireland - 2.2%
Aon PLC	42,500	8,722
DCC PLC (United Kingdom)	27,400	2,450
Kerry Group PLC Class A	77,089	10,170
Kingspan Group PLC (Ireland)	134,081	9,595
Ryanair Holdings PLC sponsored ADR (a)	77,436	5,808

TOTAL IRELAND		36,745

Israel - 0.0%
Maytronics Ltd.	17,000	260
Italy - 1.7%
Enel SpA	1,129,400	10,346
FinecoBank SpA	411,400	5,949
GVS SpA (b)	130,400	1,700
Recordati SpA	147,200	7,844
Reply SpA	21,500	1,963

TOTAL ITALY		27,802

Japan - 17.3%
Astellas Pharma, Inc.	207,200	3,232
Bandai Namco Holdings, Inc.	91,700	5,064
Daikin Industries Ltd.	85,600	15,061
Fast Retailing Co. Ltd.	8,200	4,361
Hoya Corp.	252,000	24,806
Iriso Electronics Co. Ltd.	26,351	789
Itochu Corp.	539,800	11,836
Kao Corp.	157,000	11,389
Keyence Corp.	66,200	27,654
KH Neochem Co. Ltd.	86,000	1,566
Minebea Mitsumi, Inc.	888,300	14,568
Misumi Group, Inc.	178,800	4,213
Murata Manufacturing Co. Ltd.	65,100	4,181
Nabtesco Corp.	77,400	2,318
Nitori Holdings Co. Ltd.	72,603	15,892
Oracle Corp. Japan	30,300	3,630
ORIX Corp.	629,700	6,810
PALTAC Corp.	39,500	2,134
Park24 Co. Ltd.	33,000	443
Persol Holdings Co., Ltd.	344,400	4,353
Recruit Holdings Co. Ltd.	301,500	9,406
Relo Group, Inc.	71,100	1,228
Shin-Etsu Chemical Co. Ltd.	126,000	14,747
Shiseido Co. Ltd.	108,000	6,017
SMC Corp.	31,100	16,179
Sony Corp.	306,500	23,814
Tokyo Electron Ltd.	51,900	14,362
Tsuruha Holdings, Inc.	103,600	14,279
Welcia Holdings Co. Ltd.	134,506	12,325
Yahoo! Japan Corp.	1,488,200	7,914

TOTAL JAPAN		284,571

Korea (South) - 1.7%
LG Chemical Ltd.	12,173	5,782
Samsung Electronics Co. Ltd.	277,730	13,447
SK Hynix, Inc.	133,500	9,243

TOTAL KOREA (SOUTH)		28,472

Luxembourg - 1.2%
B&M European Value Retail SA	2,331,695	14,132
Eurofins Scientific SA	2,153	1,399
Globant SA (a)	25,900	4,479

TOTAL LUXEMBOURG		20,010

Netherlands - 5.8%
Adyen BV (a)(b)	2,473	4,128
ASML Holding NV	112,400	39,758
JDE Peet's BV	129,400	5,754
Koninklijke Philips Electronics NV	335,062	17,313
NXP Semiconductors NV	116,100	13,645
Wolters Kluwer NV	179,900	14,169

TOTAL NETHERLANDS		94,767

New Zealand - 0.4%
Ryman Healthcare Group Ltd.	643,145	5,673
Norway - 1.2%
Adevinta ASA Class B (a)	435,639	7,026
NEL ASA (a)	1,566,200	3,212
Schibsted ASA (A Shares)	281,900	10,249

TOTAL NORWAY		20,487

Spain - 1.2%
Cellnex Telecom SA (b)(c)	215,769	13,527
Cellnex Telecom SA rights 8/7/20 (a)(c)	215,769	902
Iberdrola SA	394,002	5,068

TOTAL SPAIN		19,497

Sweden - 1.7%
ASSA ABLOY AB (B Shares)	144,981	3,201
EQT AB	211,000	4,926
Hexagon AB (B Shares) (a)	127,300	8,247
Indutrade AB (a)	159,900	8,064
Svenska Handelsbanken AB (A Shares) (a)	381,300	3,596

TOTAL SWEDEN		28,034

Switzerland - 8.0%
Idorsia Ltd. (a)	25,900	710
Lonza Group AG	26,106	16,325
Nestle SA (Reg. S)	315,200	37,484
Roche Holding AG (participation certificate)	127,217	44,062
Sika AG	92,698	20,323
Sonova Holding AG Class B	26,293	5,911
Swiss Re Ltd.	90,840	7,168

TOTAL SWITZERLAND		131,983

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	210,600	16,614
United Kingdom - 8.0%
AstraZeneca PLC (United Kingdom)	232,279	25,662
Beazley PLC	707,000	3,863
Big Yellow Group PLC	273,900	3,653
BP PLC sponsored ADR	141,100	3,110
Compass Group PLC	295,892	4,069
John David Group PLC	286,697	2,273
London Stock Exchange Group PLC	228,600	25,251
Ocado Group PLC (a)	307,500	8,264
Prudential PLC	707,594	10,112
Reckitt Benckiser Group PLC	104,100	10,438
RELX PLC (Euronext N.V.)	721,747	15,295
Rentokil Initial PLC	1,404,000	9,818
S4 Capital PLC (a)	314,300	1,419
Smith & Nephew PLC	393,700	7,771

TOTAL UNITED KINGDOM		130,998

United States of America - 5.9%
Alphabet, Inc. Class C (a)	6,749	10,008
Danaher Corp.	25,300	5,156
Immunomedics, Inc. (a)	51,700	2,183
IQVIA Holdings, Inc. (a)	60,300	9,551
Marsh & McLennan Companies, Inc.	76,800	8,955
MasterCard, Inc. Class A	52,800	16,290
Microsoft Corp.	49,400	10,127
NICE Systems Ltd. sponsored ADR (a)	20,800	4,269
Nikola Corp. (a)	222,771	6,683
Regeneron Pharmaceuticals, Inc. (a)	13,500	8,533
Visa, Inc. Class A	81,200	15,460

TOTAL UNITED STATES OF AMERICA		97,215

TOTAL COMMON STOCKS
(Cost $1,025,760)		1,590,597

Convertible Preferred Stocks - 0.2%
United States of America - 0.2%
Rivian Automotive, Inc. Series E (a)(d)(e)
(Cost $2,370)	152,975	2,370

Money Market Funds - 4.0%
Fidelity Cash Central Fund 0.14% (f)	51,691,401	51,707
Fidelity Securities Lending Cash Central Fund 0.13% (f)(g)	13,905,397	13,907
TOTAL MONEY MARKET FUNDS
(Cost $65,608)		65,614
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $1,093,738)		1,658,581
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(10,954)
NET ASSETS - 100%		$1,647,627

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,159,000 or 3.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,370,000 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Rivian Automotive, Inc. Series E	7/10/20	$2,370

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$197
Fidelity Securities Lending Cash Central Fund	68
Total	$265

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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